Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31		December 31, 2017
	2018	2017	Predecessor
Furniture and Fixtures	$14,895	$-	$36,471
Office Equipment	73,205	-	180,576
Leasehold improvements	6,208	-	-
Computer Software	12,292	-	63,607
	106,600	-	280,654
Accumulated depreciation	(40,655)	-	(162,414)
Property and equipment, net	$65,945	$-	$118,240